Schedule of Non-Cash Investing and Financing Transactions (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Other Significant Noncash Transactions [Line Items]
Debt assumed in connection with adoption of new accounting standard for VIE	¥ 20,229